Equity - Additional Information (Detail)											1 Months Ended								3 Months Ended		12 Months Ended
	Jul. 05, 2016 USD ($)	Jun. 30, 2016	May 16, 2016 USD ($) shares	Mar. 31, 2016	Sep. 30, 2015 USD ($) shares	Sep. 28, 2015 USD ($) shares	Sep. 01, 2015 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) shares	Apr. 09, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) shares	Jan. 31, 2017 USD ($) shares	Sep. 13, 2016 USD ($) $ / shares shares	Jun. 30, 2016 shares	Dec. 31, 2015 USD ($) shares	Nov. 30, 2015 USD ($) shares	Jul. 31, 2015 USD ($) shares	Jun. 30, 2015 USD ($) shares	Feb. 28, 2015 USD ($)	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Sep. 01, 2016 shares	Sep. 09, 2015 shares	Apr. 28, 2015 shares
stock-based compensation expense																			$ 48,277	$ 153,853	$ 570,991	$ 623,040
Shares issued for services, Amount																					$ 164,990	$ 78,213
Common shares issued | shares					75,000				3,137,305		516,278	66,184			114,507		953
Raised in gross proceeds from issuance of common stock					$ 240,143				$ 13,804,140			$ 293,345			$ 483,634		$ 3,810
Average share price | $ / shares									$ 4.40
Net proceeds after deduction of related fees and expenses					232,934				$ 12,095,210		$ 490,098	$ 276,912			$ 469,116
Fees and expenses, including dealer-manager fees									$ 1,708,930
Common stock, shares authorized | shares														150,000,000					150,000,000		150,000,000	150,000,000		150,000,000	100,000,000
Agreed number of shares for future issuance | shares																							4,500,000
Stock split ratio						0.125
Cancellation of fractional shares, Shares | shares						1,365
Cancellation of fractional shares, Amount						$ 5,028															$ 0	$ 5,028
Common stock issued upon exercise of warrant | shares													14,501
Net proceeds from sale of shares	$ 57,985																				$ 57,985	$ 4,410
Agent commission and fees											$ 413,662
Minimum [Member]
Average share price | $ / shares												$ 4.12
Maximum [Member]
Average share price | $ / shares												$ 4.73
Private Placement [Member]
Common shares issued | shares							113,636
Raised in gross proceeds from issuance of common stock							$ 499,999
Average share price | $ / shares							$ 4.40
Net proceeds after deduction of related fees and expenses							$ 499,999
Restricted Stock [Member]
stock-based compensation expense			$ 164,990		$ 11,250			$ 11,250		$ 11,250				$ 11,250				$ 33,213
Shares issued for services, Shares | shares			103,280		3,600			3,160		2,557				4,062
Shares issued for services, Amount			$ 219,986		$ 11,250			$ 11,250		$ 11,250				$ 11,250
Not vested shares | shares																					25,820
Vesting percentage		25.00%	25.00%	25.00%																	25.00%
SeriesM warrants [Member]
Common shares issued | shares																150
Raised in gross proceeds from issuance of common stock																$ 600